Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies (Details) [Line Items]
Allowance for credit losses	$ 896
Deposits rate	8.33%
Severance Costs	$ 1,227	$ 1,166	$ 1,240
Tax percentage	50.00%
Financial income	$ 81
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Bank deposit bearing annual interest rate	4.00%
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Bank deposit bearing annual interest rate	6.00%